Equity	12 Months Ended
Dec. 31, 2012
Equity
Stockholders Equity

Note 14. Equity

Distributions

Distributions paid to stockholders consist of ordinary income, capital gains, return of capital, or a combination thereof for income tax purposes. The following table presents annualized distributions per share reported for tax purposes and serves as a designation of capital gain distributions, if applicable, pursuant to Internal Revenue Code Section 857(b)(3)(C) and Treasury Regulation § 1.857-6(e):

	Years Ended December 31,
	2012	2011	2010
Ordinary income	$0.3168	$0.4107	$0.1320
Return of capital	0.3373	-	0.5304
Capital gains	-	0.2535	-
Total distributions	$0.6541	$0.6642	$0.6624

We declared a quarterly distribution of $0.1668 per share in December 2011, which was paid in January 2012 to stockholders of record at December 31, 2011 and of which 8.6% was deemed a taxable distribution for the year ended December 31, 2011.

We declared a quarterly distribution of $0.1676 per share in December 2012, which was paid in January 2013 to stockholders of record at December 31, 2012.

The following table presents distributions per share reported for tax purposes of CPA 16 Merger Sub, which was formed in 2011:

	Years Ended December 31,
	2012	2011
Ordinary income	$0.3382	$0.2978
Return of capital	0.1634	-
Capital gains	-	0.2197
Total distributions	$0.5016	$0.5175

Transfer from Noncontrolling Interest

The following table presents a reconciliation of the effect of a transfer in noncontrolling interest (in thousands):

	Years Ended December 31,
	2012	2011	2010
Net income attributable to CPA®:16 – Global stockholders	$18,066	$9,500	$32,007
Transfer from noncontrolling interest
Increase in CPA®:16 – Global’s additional paid-in capital through the Merger	-	3,543	-
Change to net income attributable to CPA®:16 – Global stockholders and transfer from noncontrolling interest	$18,066	$13,043	$32,007

Accumulated Other Comprehensive Loss

The following table presents Accumulated other comprehensive loss in equity. Amounts include our proportionate share of other comprehensive income or loss from our unconsolidated investments (in thousands):

	December 31,
	2012	2011
Unrealized gain on marketable securities	$(10)	$(53)
Foreign currency translation adjustment	(22,092)	(28,387)
Unrealized loss on derivative instrument	(10,452)	(4,601)
Unrealized loss on marketable securities attributable to noncontrolling interests	(21)	(21)
Reclassification of cumulative foreign currency translation adjustment due to Carrefour acquisition (Note 5)	5,532	5,532
Accumulated other comprehensive loss	$(27,043)	$(27,530)